Share-based payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item installment $ / shares	Dec. 18, 2019
Vesting in five equal installments service period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as a percent)	50.00%
Number of equal installments | installment	5
Vesting based on performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as a percent)	50.00%
Partnership Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Partnership Awards granted | item	2,073,468
NFH Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio dividing factor | $	$ 10
Exchange ratio	0.0505
NFH Awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share)	$ 4.75
Exercise price of LP interest (in dollars per unit)	24.00
NFH Awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share)	6.18
Exercise price of LP interest (in dollars per unit)	$ 31.20
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio		5.05